August 1, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Interpool, Inc. Registration Statement on Form S-4

Ladies and Gentlemen:

          On behalf of our client Interpool, Inc. (the “Company”) we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933 the Company’s Registration Statement on Form S-4, dated August 1, 2005.

          The appropriate filing fee of $27,071.00 has been sent by the Company to the Commission by wire transfer.

          Should you have any questions with regard to these materials, please call the undersigned at (212) 806-5509 or my colleague J.P. Saulnier at (212) 806-5524. Thank you.

Very truly yours,

/s/ Jeffrey S. Lowenthal

Jeffrey S. Lowenthal

Enclosures

cc:	Mr. James F. Walsh Arthur Burns, Esq. Kathleen Francis, Esq.